SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Small Cap Core Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus.
Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2018.
Michael A. Sesser, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2013.
Please Retain This Supplement for Future Reference
April 19, 2018
PROSTKR-1010